Note 6 - Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Weighted Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48	¥36,270,003	¥36,270,003	¥-	$-
Software	5	6,588,516	6,588,516	-	-
Capitalized software development costs	4	81,619,434	45,747,923	35,871,511	5,537,607
Trademark	Indefinite	376,000	-	376,000	58,044
Balance at December 31, 2015		¥124,853,953	¥88,606,442	¥36,247,511	$5,595,651
	Weighted Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Customer relationship	4.48	¥36,270,003	¥36,270,003	¥-
Software	5	6,588,516	6,588,516	-
Capitalized software development costs	4	77,249,770	37,331,510	39,918,260
Trademark	Indefinite	376,000	-	376,000
Balance at December 31, 2014		¥120,484,289	¥80,190,029	¥40,294,260

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
	Chinese Yuan (Renminbi)	U.S. Dollars
For the years ending December 31,
2016	¥11,312,939	$1,746,417
2017	10,130,348	1,563,856
2018	9,527,959	1,470,863
2019	4,769,191	736,236
2020	131,074	20,235
2021 and thereafter	-	-
Total	35,871,511	5,537,607